Capital structure and financing, Short Term Incentive Plan and Capital Raise Requirement (Details)	12 Months Ended
Jun. 30, 2024 shares
Capital Raise Requirement [Abstract]
Shares issued upon maturity (in shares)	50,000
Debt instrument, maturity	May 31, 2027
Short Term Incentive Plan [Member]
Short Term Incentive Plan [Abstract]
Percentage of rights to be granted in lieu of cash payment	100.00%
Number of shares settled equivalent to each rights granted (in shares)	1
Service period	1 year